BALANCE SHEET (Parenthetical) - ROMAN DBDR TECH ACQUISITION CORP. - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A common stock
Common stock, par value		$ 0.0001
Common stock, shares authorized		200,000,000
Common stock, shares issued		23,156,000
Common stock, shares outstanding		23,156,000
Class A common stock subject to possible redemption
Common stock, shares issued	23,156,000	23,156,000
Common stock, shares outstanding	23,156,000	23,156,000
Temporary Equity, Shares Outstanding	23,156,000	23,156,000
Class B common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	5,789,000	5,789,000
Common stock, shares outstanding	5,789,000	5,789,000